INCOME TAXES (Details)	1 Months Ended		2 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018
INCOME TAXES
Effective tax rate					(54.00%)		3.00%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%